UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30-Jun-08

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Passport Management LLC
Address: 30 Hotaling Place Suite 300
         San Francisco, CA  94111

Form 13F File Number: 028-10809

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne Cormican
Title:    Chief Financial Officer
Phone:    415-321-4618

Signature, Place, and Date of Signing:

/s/ Joanne Cormican         San Francisco, CA       14/08/2008
-------------------         -----------------       ----------

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers
( ) 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-________________           ___________________________

[Repeat as necessary]

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       80
Form 13F Information Table Value Total:   1352663

List of Other Included Managers

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number              Name

_______       28-__________________             ____________________

[Repeat as necessary]

                              FORM 13F INFORMATION TABLE

COL 1                                COL 2    COL 3      COL 4         COL 5            COL 6  COL 7        COL 8
Name of Issuer                       Title    CUSIP      Value    SHRS or   SH/  PUT/   INVEST OTH   SOLE        SHARED NONE
                                     of Class            (x$1000) PRN AMT   PRN  CALL   DISCRT MNGRS
AIRMEDIA GROUP INC-ADR               COM      009411109     5957    412535  SH          SOLE            412535   0      0
ALLOS THERAPEUTICS                   COM      019777101      207     30030  SH          SOLE             30030   0      0
AMERICAN EAGLE OUTFITTERS NE PUT     PUT      02553E956     6815    500000  SH   PUT    SOLE            500000   0      0
AMGEN INC CALL                       CALL     031162900    23580    500000  SH   CALL   SOLE            500000   0      0
APPLIED MATLS INC PUT                PUT      038222955     3054    160000  SH   PUT    SOLE            160000   0      0
ARRAY BIOPHARMA INC                  COM      04269X105      122     26000  SH          SOLE             26000   0      0
AVALON PHARMACEUTICALS               COM      05346P106      639    537319  SH          SOLE            537319   0      0
BARRICK GOLD                         COM      067901108    30130    662200  SH          SOLE            662200   0      0
BECTON DICKINSON & CO                COM      075887109     1220     15000  SH          SOLE             15000   0      0
BIOFORM MEDICAL INC                  COM      09065G107    12020   2975131  SH          SOLE           2975131   0      0
BIOMARIN PHARMACEUTICAL INC          COM      09061G101     2463     85000  SH          SOLE             85000   0      0
CARDIOME PHARMA CORPORATION          COM      14159U202      268     30500  SH          SOLE             30500   0      0
CAVIUM NETWORKS INC PUT              PUT      14965A951    42000   2000000  SH   PUT    SOLE           2000000   0      0
CEPHALON INC                         COM      156708109     4015     60200  SH          SOLE             60200   0      0
CIA VALE DO RIO DOCE-ADR             COM      204412209    36372   1015400  SH          SOLE           1015400   0      0
CONSOL ENERGY INC CALL               CALL     20854P909    44948    400000  SH   CALL   SOLE            400000   0      0
COVANCE INC                          COM      222816100     2421     28149  SH          SOLE             28149   0      0
CROSSHAIR EXPLORATION & MINING       COM      22763R101     1077   1375000  SH          SOLE           1375000   0      0
DATA DOMAIN INC PUT                  PUT      23767P959     3733    160000  SH   PUT    SOLE            160000   0      0
DIAMOND OFFSHORE DRILLING            COM      25271C102     6957     50000  SH          SOLE             50000   0      0
DISCOVERY LABORATORIES INC           COM      254668106      157     95000  SH          SOLE             95000   0      0
EURAND NV                            COM      N31010106      215     15000  SH          SOLE             15000   0      0
EXCO RESOURCES INC                   COM      269279402    32636    884200  SH          SOLE            884200   0      0
FBR CAPITAL MARKETS CORP             COM      30247C301    33965   6752504  SH          SOLE           6752504   0      0
FOCUS MEDIA HOLDING                  COM      34415V109     3349    120800  SH          SOLE            120800   0      0
FORDING CANADIAN COAL TRUST          COM      345425102     8270     86500  SH          SOLE             86500   0      0
FOREST LABORATORIES INC              COM      345838106     4429    127500  SH          SOLE            127500   0      0
FRIEDMAN BILLINGS RAMSEY GROUP       COM      358434108    26518  17678941  SH          SOLE          17678941   0      0
FRONTIER OIL CORP                    COM      35914P105     9110    381000  SH          SOLE            381000   0      0
GENENTECH INC                        COM      368710406     3916     51600  SH          SOLE             51600   0      0
GENERAL MARITIME CORP                COM      Y2692M103     5196    200000  SH          SOLE            200000   0      0
GENZYME CORP                         COM      372917104     1805     25110  SH          SOLE             25110   0      0
GIGAMEDIA                            COM      Y2711Y104     4319    362010  SH          SOLE            362010   0      0
GILEAD SCIENCES INC                  COM      375558103     3728     70400  SH          SOLE             70400   0      0
GMARKET INC-ADR                      COM      38012G100     9272    452298  SH          SOLE            452298   0      0
GMX RESOURCES INC                    COM      38011M108    10144    136900  SH          SOLE            136900   0      0
GOOGLE INC - CL A                    COM      38259P508     3106      5900  SH          SOLE              5900   0      0
GREAT BASIN GOLD (DEAL)              COM      390124105     1359    400000  SH          SOLE            400000   0      0
HERCULES OFFSHORE INC                COM      427093109     7688    202200  SH          SOLE            202200   0      0
HORSEHEAD HOLDING CORP               COM      440694305    21269   1749100  SH          SOLE           1749100   0      0
INDEVUS PHARMACEUTICALS INC          COM      454072109      290    185000  SH          SOLE            185000   0      0
INFINERA CORP                        COM      45667G103     3714    421086  SH          SOLE            421086   0      0
INTERNATIONAL TOWER HILL MINES LTD.  COM      46051L104     1861   1173600  SH          SOLE           1173600   0      0
INTRAWARE INC NEW                    COM      46118M509     2210    503499  SH          SOLE            503499   0      0
INTREPID POTASH INC                  COM      46121Y902    11512    175000  SH          SOLE            175000   0      0
ISHARES TR PUT                       PUT      464287955    66633    965000  SH   PUT    SOLE            965000   0      0
LEHMAN BROS HLDGS INC PUT            PUT      524908950    40016   2020000  SH   PUT    SOLE           2020000   0      0
METABOLIX INC                        COM      591018809    12209   1245804  SH          SOLE           1245804   0      0
METALLINE MINING CO LGND RSTD        COM      591257100      561    375000  SH          SOLE            375000   0      0
MONSANTO CO NEW CALL                 CALL     61166W901   290812   2300000  SH   CALL   SOLE           2300000   0      0
NEUROGEN CORP                        COM      64124E106      171    166000  SH          SOLE            166000   0      0
NOBLE CORP                           COM      G65422100     1579     24300  SH          SOLE             24300   0      0
PDL BIOPHARMA INC                    COM      69329Y104     3890    366300  SH          SOLE            366300   0      0
PETROHAWK ENERGY CORP                COM      716495106    18881    407700  SH          SOLE            407700   0      0
PETROLEO BRASILEIRO-SPON ADR         COM      71654V101    28784    496700  SH          SOLE            496700   0      0
PIONEER DRILLING COMPANY             COM      723655106     1881    100000  SH          SOLE            100000   0      0
POWERSHARES QQQ TRUST PUT            PUT      73935A954    36588    810000  SH   PUT    SOLE            810000   0      0
PRIDE INTERNATIONAL                  COM      74153Q102    55400   1171500  SH          SOLE           1171500   0      0
PROSHARES TR ULTRA XIN CH25          ETF      74347R321     3390     40100  SH          SOLE             40100   0      0
PROSHARES TR ULTRASHRT O&G           ETF      74347R586    21973    822650  SH          SOLE            822650   0      0
QUALCOMM INC                         COM      747525103    11399    256931  SH          SOLE            256931   0      0
RIVERBED TECHNOLOGY INC              COM      768573107     3015    219741  SH          SOLE            219741   0      0
SAVIENT                              COM      80517Q100     2965    117200  SH          SOLE            117200   0      0
SEMICONDUCTOR HLDRS TR PUT           PUT      816636953    38545   1300000  SH   PUT    SOLE           1300000   0      0
SEQUENOM INC                         COM      817337405      800     50150  SH          SOLE             50150   0      0
SHIRE LTD-ADR                        COM      82481R106     3380     68800  SH          SOLE             68800   0      0
STAR BULK CARRIERS CORP              COM      Y8162K105     4725    400751  SH          SOLE            400751   0      0
SYNTHESIS ENERGY SYSTEMS INC         COM      871628103     4646    516251  SH          SOLE            516251   0      0
THOMPSON CREEK METAL                 COM      884768102    38488   1973500  SH          SOLE           1973500   0      0
TRANSOCEAN INC                       COM      G90073100    74183    486800  SH          SOLE            486800   0      0
URANERZ ENERGY CORP LGND             COM      91688T104     2961    900000  SH          SOLE            900000   0      0
URANIUM ENERGY CORP                  COM      916896103    12163   4054183  SH          SOLE           4054183   0      0
VALERO ENERGY CORP NEW CALL          CALL     91913Y900    41180   1000000  SH   CALL   SOLE           1000000   0      0
WACHOVIA CORP NEW PUT                PUT      929903952    31060   2000000  SH   PUT    SOLE           2000000   0      0
WALTER INDS INC CALL                 CALL     93317Q905    21754    200000  SH   CALL   SOLE            200000   0      0
WEATHERFORD INTL LTD                 COM      G95089101     3967     80000  SH          SOLE             80000   0      0
XENOPORT INC                         COM      98411C100     2033     52100  SH          SOLE             52100   0      0
YAHOO INC                            COM      984332106    12094    585400  SH          SOLE            585400   0      0
YAHOO INC CALL                       CALL     984332906    12396    600000  SH   CALL   SOLE            600000   0      0
ZIP REALTY                           COM      98974V107    10103   2519550  SH          SOLE           2519550   0      0